Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
3-month Treasury Bill in Secondary Market Transactions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.25%	2.59%	2.52%	[2]
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	2.46%	2.37%	[2]
Performance Inception Date				Jul. 17, 2019

[1]	Data provided by the Federal Reserve Bank of St. Louis.
[2]	The Fund’s Institutional Class Shares commenced operations on July 17, 2019.